SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation: Our consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates:    The preparation of our consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Segment Information: The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates. The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents:    Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.

Concentration of Credit Risk and Other Risks and Uncertainties:     Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, marketable securities and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary banking institution. The Company is exposed to credit risk with respect to its trade accounts receivable, from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured. As of December 31, 2011, top two customers accounted for approximately 49% and 18% of our accounts receivable, respectively. As of December 31, 2010, two customers accounted for approximately 70% and 19% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the year ended December 31, 2011, three customers accounted for 56%, 14% and 12% of our product sales, respectively. For the year ended December 31, 2010, three customers accounted for 55%, 23% and 12% of our product sales, respectively. For the year ended December 31, 2009, three customers accounted for 47%, 28% and 12% of our product sales to third parties, respectively.

The Company is subject to a number of risks common to companies in the biotechnology industry including, but not limited to, its ability to successfully obtain regulatory approval for defibrotide, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements, its ability to obtain financing, if necessary, and potential changes in the health care industry.

Accounts Receivable: Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies. Account receivables are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts. Estimates for distributors’ fees are based on contractual terms. Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances. Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and treatment IND programs. Inventories are stated at the lower of cost or market, with cost being determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses. Since signing the agreements associated with the named-patient and cost recovery programs, we capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory which costs had previously been expensed as research and development expenses. Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecast product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs as research and development expenses in the period incurred and we will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration. Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Manufacturing Facility and Equipment:    Property and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made. Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful lives of the respective assets, which are summarized as follows:

Asset Category	Useful Lives
Land	Not depreciated
Buildings	20 years
Plant and Machinery	10 to 15 years
Industrial Equipments	10 years
Furniture and Fixtures	5 to 10 years
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15 years

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statement of operations.

Computer Software We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and are amortized over the estimated useful life of the software.

Intangibles:  Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment of Long-lived Assets, including Intangibles: The Company’s long-lived assets consist primarily of property and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Marketable Securities: The Company’s marketable securities, which consist of debt securities due on May 2011, are classified as securities available for sale in current assets and are carried at fair value based on market prices. Unrealized gains and losses (which are deemed to be temporary), if any, are reported in other comprehensive income or loss as a separate component of shareholders’ equity.

A decline in the market value of any available for sale securities below cost are deemed to be other than a temporary result in a reduction in the carrying amount to fair value. In this case, impairment is charged to earnings and a new cost basis for the securities is established. Factors evaluated to determine whether an impairment is other than temporary include significant deterioration in the credit rating, asset quality, or business prospects of the issuer; adverse changes in the condition of the general market in which the issuer operates; the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment; and any concerns about the issuer’s ability to continue as a going concern.

Revenue Recognition:   We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

•	Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are accrued at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. Distributor fees are recorded as accrued expenses and other current liabilities on our balance sheets

•	Cash discounts: We may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified under accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

•	Product returns: We do not provide our customers with a general right of product return, although we do permit returns if the product is damaged or defective when received by the customer.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered item. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenues from collaborative arrangements generally include manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development:  Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to clinical research organizations (CROs), contract and other outside service fees, employee stock based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by contract research organizations based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses.

Income Taxes:    The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the realizability of our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized. We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign Currency Transactions:    The functional currency of the Company’s foreign subsidiary is the Euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of operations.

Share-Based Compensation:     The Company has always recognized stock-based compensation at fair value. Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

Historically, the fair value of all option grants was estimated on the grant date using the Black-Scholes option-pricing model. For all stock options granted after December 31, 2009, the fair value of the award is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments. Marketable securities are carried at market price.

Comprehensive Income: Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), or OCI. OCI includes certain changes in stockholders’ equity that are excluded from net loss. Specifically, we include only unrealized gains or losses on our available for sale securities in OCI. Other comprehensive income (loss), net of tax, for the years ended December 31, 2009, 2010 and 2011, was €(4,508), €4,077, and €2,710 respectively.

Earnings per Share: Basic net earnings per share is based upon the weighted average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options and warrants. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options and warrants is not assumed if the result is anti-dilutive, such as when a loss is reported.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies, which are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of its financial position as well as instruments and transactions executed under a master netting or similar arrangement. The standard was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on our financial position or results of operations.